Related Party Transactions (Details Textual)	1 Months Ended	12 Months Ended
	Jan. 17, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 CNY (¥)	Sep. 13, 2018 USD ($)	Sep. 13, 2018 CNY (¥)
Related Party Transactions (Textual)
Revenues from related party
Advance to related party settled through service			$ 52,215
Related party receivable
Due from related parties		199,994	219,051
Loan provided to related parties		(105,827)	(7,400)	(18,210)
Short term loan		3,635,623	3,842,371
Repayments of borrowings	$ 3,891,596
Subsequently returned repayment amount		45,000
Purchase of property and equipment		88,112	267,856	672,715
Capital contribution
Prepayment, related party		91,618
TWIC [Member]
Related Party Transactions (Textual)
Equity investments		1,461				$ 1,461
Balance of equity investment		$ 1,454	0
TWIC [Member] | RMB [Member]
Related Party Transactions (Textual)
Equity investments | ¥					¥ 10,000		¥ 10,000
BSEI [Member]
Related Party Transactions (Textual)
Ground lease description		BSEI leased certain office space at Zaozhuang Software and Service Industrial Park with a total area of 18,000 square meters, of which 6,500 square meters were subleased to ZSEC at a price of RMB0.5 per square meter per day, from July 1, 2018 to January 1, 2021.
Lease expense		$ 88,441
Lease payables		0
Due to related parties [Member]
Related Party Transactions (Textual)
Related parties expenses		0	0	1,746
Short term loan		0	0
Repayments of borrowings		0	1,717	0
Beijing Taiying Anrui Holding Co.,Ltd. [Member]
Related Party Transactions (Textual)
Collective balance owed		106,773	0
Chongqing Shenggu Human Resources Co., Ltd. [Member]
Related Party Transactions (Textual)
Loan provided to related parties				0
Beijing Jiate Information Technology Co., Ltd. ("Jiate") [Member]
Related Party Transactions (Textual)
Related party account payable		55,339	46,661
General & administrative expenses		121,397	193,142	188,319
Beijing Jiate Information Technology Co., Ltd. ("Jiate") [Member] | Due to related parties [Member]
Related Party Transactions (Textual)
Repayments of borrowings		0	472,197	0
Purchase of property and equipment		0	15,539	238,353
Beijing Taiying Anrui Holding Co.,Ltd. [Member]
Related Party Transactions (Textual)
Revenue from related party for services		0	108,453
Advance to related party settled through service		95,244
Jiangsu sound Valley Human Resource Management Co., Ltd [Member]
Related Party Transactions (Textual)
Revenue from related party for services		553,305	42,060
Collective balance owed		106,773	0
Jinan Shenggu Human Resources Management Co., Ltd. [Member]
Related Party Transactions (Textual)
Revenue from related party for services		35,089	0
Collective balance owed		106,773	0
Shandong Luk Information Technology Co., Ltd. ("Luk") [Member]
Related Party Transactions (Textual)
Revenue from related party for services		0	67,440	$ 485,304
Chongqing Taiying Shiye Development Co., Ltd. ("Shiye") [Member] | Notes Receivable From Related Party [Member]
Related Party Transactions (Textual)
Notes receivable - related party		$ 0	$ 968,277